Significant Accounting Policies and recent accounting pronouncements	6 Months Ended
Jun. 30, 2021
Disclosure of initial application of standards or interpretations [abstract]
Significant Accounting Policies and recent accounting pronouncements

2.       Significant Accounting Policies and recent accounting pronouncements

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2020 Annual Report. The accounting policies adopted are consistent with those of the previous financial year except for the following accounting policies and amended IFRSs which have been adopted by the Company as of January 1, 2021:

•	Interest Rate Benchmark Reform – Phase 2 – IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (Amendments)
In August 2020, the IASB published Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, completing its work in response to IBOR reform. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). In particular, the amendments provide for a practical expedient when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities, to require the effective interest rate to be adjusted, equivalent to a movement in a market rate of interest. Also, the amendments introduce reliefs from discontinuing hedge relationships including a temporary relief from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component. There are also amendments to IFRS 7 Financial Instruments: Disclosures to enable users of financial statements to understand the effect of interest rate benchmark reform on an entity’s financial instruments and risk management strategy. While application is retrospective, an entity is not required to restate prior periods. Management has assessed that these amendments had no impact on the Company’s financial position or performance.

Advances for vessels acquisition: Advances to sellers of second-hand vessels to be acquired are classified as “Advances for vessels acquisition” until the date of delivery and acceptance of the vessel, at which date they are reclassified to “Vessels, net”.

Interest Rate Swap: The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. Interest Rate Swaps are measured at fair value. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs. The valuation technique used for the Interest Rate Swaps is the discounted cash flow (see also note 12). The Company has not designated these interest rate swaps for hedge accounting.

The fair value of the Interest Rate Swaps is classified under “Fair value of derivative financial instruments” either under assets or liabilities in the statement of financial position. In the event that the respective asset or liability is expected to be materialized within the next twelve months, is classified as current asset or liability. Otherwise, the respective asset or liability is classified as non-current asset or liability.

The change in fair value deriving from the valuation of the Interest Rate Swap at the end of each reporting period is classified under “Loss on derivative financial instruments” in the statement of comprehensive loss. Realized gains or losses resulting from interest rate swaps are recognized in profit or loss under “Loss on derivative financial instruments” in the statement of comprehensive loss.

Standards issued but not yet effective and not early adopted:

•	IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (Amendments):
The Amendments are effective for annual periods beginning on or after January 1, 2023 with earlier application permitted. The amendments provide guidance on the application of materiality judgements to accounting policy disclosures. In particular, the amendments to IAS 1 replace the requirement to disclose “significant” accounting policies with a requirement to disclose “material” accounting policies. Also, guidance and illustrative examples are added in the Practice Statement to assist in the application of the materiality concept when making judgements about accounting policy disclosures. Management is in process of assessing these amendments for possible impact on the Company’s disclosures.

•	IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (Amendments):
The amendments become effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. The amendments introduce a new definition of accounting estimates, defined as monetary amounts in financial statements that are subject to measurement uncertainty. Also, the amendments clarify what changes in accounting estimates are and how these differ from changes in accounting policies and corrections of errors. Management is in process of assessing these amendments for possible impact on the Company’s financial position or performance.